Common Stock (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 17, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2015	Jul. 31, 2022
Common Stock (Details) [Line Items]
Share authorized				400,000,000	232,000,000
Shares issued				425,606
Purchase warrants	8,695,000							1,150,000
Incurred expenses (in Dollars)		$ 100
Change in fair value of warrant liability (in Dollars)			$ 92	$ 92	$ 58	$ 10,000	$ 10,000
Shares converted	70,000					2,300,000	2,300,000
Conversion of shares issued	2,702
Warrants forfeited	8,625,000
Business combination shares classified as liability	1,150,000
Gain on warrant liability (in Dollars)	$ 200
Sponsor [Member]
Common Stock (Details) [Line Items]
Shares issued		1,000,000		1,000,000
Class A Common Stock [Member]
Common Stock (Details) [Line Items]
Share authorized		400,000,000		232,000,000
Common Stock Warrants (Related Party) [Member]
Common Stock (Details) [Line Items]
Change in fair value of warrant liability (in Dollars)		$ 100